Condensed Statements of Operations - USD ($)			3 Months Ended	7 Months Ended
		Mar. 08, 2021	Sep. 30, 2021	Sep. 30, 2021
Operating and formation costs		$ 1,150	$ 253,456	$ 407,500
Franchise tax expense			41,184	95,349
Loss from operations			(294,640)	(502,849)
Interest and dividend income on investments held in Trust Account			2,960	3,925
Net Loss		$ (1,150)	$ (291,680)	$ (498,924)
Basic and diluted weighted average shares outstanding	[1]	5,000,000
Basic and diluted net loss per share of common stock		$ 0.00
Common Class A [Member]
Basic and diluted weighted average shares outstanding			23,715,500	13,917,547
Basic and diluted net loss per share of common stock			$ (0.01)	$ (0.03)
Common Class B [Member]
Basic and diluted weighted average shares outstanding			5,750,000	5,275,821
Basic and diluted net loss per share of common stock			$ (0.01)	$ (0.03)

[1]	Includes up to 750,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 5).